Expenses - Finance costs and income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCE COSTS
Interest on senior unsecured notes	$ 47.5	$ 51.7
Interest on Credit Facility	1.2	0.1
Accretion	4.3	2.7
Loss on repayment of long-term debt	23.3	1.2
Other finance costs	6.6	7.5
Total finance costs	82.9	63.2
Less: amounts included in cost of qualifying assets	(3.7)	(0.6)
Total finance costs	79.2	62.6
FINANCE INCOME
Interest income	$ 1.1	$ 2.2